INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Current income tax expense (recovery)	$ 536	$ 284	$ 324
Deferred income tax expense (recovery):
Origination and reversal of temporary differences	(182)	(134)	(138)
Recovery arising from previously unrecognized tax assets	(195)	(1)	(6)
Change of tax rates and imposition of new legislations	6	5	12
Deferred income tax expense (recovery)	(371)	(130)	(132)
Total income taxes	$ 165	$ 154	$ 192